Financial risk management (Details) $ in Thousands		1 Months Ended
	Feb. 15, 2017 USD ($)	Feb. 28, 2017 USD ($)	May 31, 2012 item	Feb. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial risk management
Cessation of percentage of voting interest which occur in change in control	100.00%
Borrowings					$ 141,012		$ 1,003
Credit facilities
Financial risk management
Principal amount					250,000		200,000
Borrowings					133,314		0
Borrowings					135,919
Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000				$ 350,000		350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%
Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount	$ 150,000
Revolving Credit Facility
Financial risk management
Principal amount				$ 200,000		$ 250,000
New Revolving Credit Facility
Financial risk management
Fixed Interest Rate					5.20%
Foreign currency risk
Financial risk management
Percentage of Principal and Interest Payments		55.00%
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount		$ 350,000
Foreign currency risk | Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount					$ 150,000
Liquidity risk
Financial risk management
Number of installments | item			120
Liquidity risk | Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%
Liquidity risk | Amended revolving credit facility
Financial risk management
Principal amount	$ 200,000
Liquidity risk | Revolving Credit Facility
Financial risk management
Amount of borrowings utilized including letters of credit					$ 139,325		$ 0
Grupo Villar Mir, S.A.U.
Financial risk management
Ownership interest as a percentage	53.90%
Minimum
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control	35.00%
Maximum
Financial risk management
Threshold percentage of ownership interest held by related party lenders	19.00%
Threshold percentage of ownership interest held by purchaser after acquisition of lender shares	15.00%